TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax rate	23.00%
U.S. federal tax	21.00%
Accumulated losses for tax	$ 74,442
Carryforward losses	2,247
Interest and penalties	$ 0	$ 0